Borrowing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Borrowing Arrangements [Abstract]
Total promissory notes
Total convertible notes payable at March 31, 2014 are comprised of the following:

Total convertible notes payable outstanding	$8,000,000
Less: unamortized discount	(284,172)

Convertible notes payable, net of discount	$7,715,828

Total promissory notes at December 31, 2013 are comprised of the following:

Total promissory notes outstanding	$8,100,000
Less: unamortized discount	(2,672,783)

Promissory notes, net of discount	$5,427,217